Convertible Notes (Tables)	12 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of Convertible Notes	Convertible Notes recorded on the Company's consolidated balance sheets as of June 30, 2025 and 2024 are summarized in the following table:

(in thousands)	June 30, 2025	June 30, 2024
Convertible Notes principal	$35,063	$35,494
Unamortized debt issuance costs	(461)	(594)
Convertible Notes	34,602	34,900